Payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Payables
D.4	Payables

	2023 US$m	2022 US$m
Trade and other payables 1	1,655	2,029
Interest payable 2	69	65

	1,724	2,094
1.	Interest-free and normally settled on 30 day terms.
2.	Details regarding interest-bearing liabilities are contained in Note C.2.
Recognition and measurement
Trade and other payables are carried at amortised cost and are recognised when goods and services are received, whether or not billed to the Group, prior to the end of the reporting period.
Fair value
The carrying amount of payables approximates their fair value.
Foreign exchange risk
The Group held $534 million of payables at 31 December 2023 (2022: $657 million) in currencies other than US dollars (predominantly Australian dollars).
Maturity profile of payables
The Group’s payables balances at 31 December 2023 and 31 December 2022 are due for payment within 12 months.